INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories text block [Text Block]
	2021	2020
	US$’000	US$’000

Bunkers and other consumables at cost	13,909	8,700
	-	-
Ships reclassified from ships, property, plant and equipment as inventories (Note 13) (a)	48,935	42,353
Sale of ships in discontinued operation, recognised as inventories (a)	(48,935)	(42,353)
	13,909	8,700

Disclosure of Detailed Information of Reclassification of Ships as Inventoriestext block [Text Block]

(a)
Ships reclassified from ships, property, plant and equipment as inventories is reconciled as follows:

	2021	2020
	US$’000	US$’000

Cost	70,204	109,501
Accumulated depreciation	(8,982)	(45,026)
Impairment	(12,287)	(22,122)
Carrying amount	48,935	42,353